Income Taxes (PRC Enterprise Income Tax Law) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($) micron year	Dec. 31, 2011 CNY
Income Tax Disclosure [Abstract]
New EIT Law, Income Tax Rate	25.00%	25.00%
FEIT Law, Preferential Tax Rate	25.00%	25.00%
Period of Transition from FEIT to EIT	5	5
Minimum total investment, for Integrated Circuit Production Enterprises Entitled to Preferential Tax Rate	$ 1,095	8,000
Maximum Line Width of Integrated Circuits, for Integrated Circuit Production Enterprises Entitled to Preferential Tax Rate	0.25	0.25
Minimum Operation Period, for those Enterprises Entitled to Full Exemption for Five Years and 50 percent Reduction for Following Five Years	15	15
Percentage of Reduction for Five Years after Full Exemption Period, for those Enterprises with Operation Period More than 15 Years	50.00%	50.00%